Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Effective tax rate	19.50%	23.90%	28.00%	7.90%	18.30%
Federal tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
Deferred tax assets	$ 9,900